Note 5 - Acquisition-Related Items	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure Acquisition Related Items [Text Block]
5.	Acquisition-related items

Acquisition-related expense (income) is comprised of the following:

	2011	2010	2009

Settlement of acquisition-related liability	$-	$(4,496)	$-
Contingent consideration compensation expense	2,819	1,532	-
Contingent consideration fair value adjustments	969	935	-
Transaction costs	861	1,158	-
	$4,649	$(871)	$-

The settlement of the acquisition-related liability was related to a potential sales tax liability of an acquired entity over which the statute of limitations lapsed during the year ended December 31, 2010.